Change in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	¥ (80,646)	¥ (367,249)	¥ (481,773)
Equity transactions with noncontrolling interests and other	(22)	(655)
Other comprehensive income (loss) before reclassifications	96,702	276,842
Amounts reclassified from accumulated other comprehensive income (loss)	12,252	10,416
Net change during the period	108,932	286,603	114,524
Balance at end of year	28,286	(80,646)	(367,249)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	1,734	(247,734)	(378,863)
Equity transactions with noncontrolling interests and other	10	(323)
Other comprehensive income (loss) before reclassifications	142,813	249,791
Net change during the period	142,823	249,468	131,129
Balance at end of year	144,557	1,734	(247,734)
Unrealized gains and losses on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	10,242	4,146	1,003
Equity transactions with noncontrolling interests and other	3	(1)
Other comprehensive income (loss) before reclassifications	3,933	7,449
Amounts reclassified from accumulated other comprehensive income (loss)	(1,632)	(1,352)
Net change during the period	2,304	6,096	3,143
Balance at end of year	12,546	10,242	4,146
Gains and losses on derivatives instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(2,408)	(4,462)	455
Equity transactions with noncontrolling interests and other		(2)
Other comprehensive income (loss) before reclassifications	(2,204)	(7,551)
Amounts reclassified from accumulated other comprehensive income (loss)	2,009	9,607
Net change during the period	(195)	2,054	(4,917)
Balance at end of year	(2,603)	(2,408)	(4,462)
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of year	(90,214)	(119,199)	(104,368)
Equity transactions with noncontrolling interests and other	(35)	(329)
Other comprehensive income (loss) before reclassifications	(47,840)	27,153
Amounts reclassified from accumulated other comprehensive income (loss)	11,875	2,161
Net change during the period	(36,000)	28,985	(14,831)
Balance at end of year	¥ (126,214)	¥ (90,214)	¥ (119,199)